ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

August 31, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)

File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, Wavelength Interest Rate Neutral Fund (the “Fund”), pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(e), the Trust hereby submits exhibits containing interactive data format risk/summary information based on the risk/return summary information contained in the supplement to the Fund’s Prospectus, as filed on August 10, 2018 (SEC Accession No. 0001398344-18-011627).

Please contact me at 513.869.4327 with any questions. Thank you.

Sincerely,

/s/ Matthew J. Beck

Matthew J. Beck

Secretary